Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables
Trade payables	$ 141,870	$ 136,652
Advances from sales, leases and services	61,678	61,007
Accrued invoices	12,921	14,582
Deferred incomes	473	540
Admission fees	29,409	30,356
Deposits in guarantee	575	524
Total trade payables	246,926	243,661
Dividends payable to non-controlling shareholders	6,572	10,146
Taxes payable	15,628	22,931
Director's fees	5,583	27,471
Management fees	7,866	11,616
Others	16,504	11,815
Total other payables	52,153	83,979
Trade and other payables	299,079	327,640
Non-current	50,585	45,532
Current	248,494	282,108
Total	$ 299,079	$ 327,640